Business combinations, acquisitions, non-controlling interest and spin-off, Consolidated Statements of Financial Position (Details) $ in Thousands, $ in Millions	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Assets [Abstract]
Current assets	$ 353,697,833	$ 17,451	$ 340,166,988
Total assets	1,793,920,957	88,509	1,564,185,960	$ 1,618,099,344
Liabilities and equity [Abstract]
Current liabilities	494,400,877	24,393	524,406,537
Non-current liabilities	867,335,759	42,793	618,077,041
Total liabilities	1,361,736,636	67,186	1,142,483,578	1,180,270,071
Equity attributable to equity holders of the parent	369,085,350	18,210	366,712,545
Non-controlling interest	63,098,971	3,113	54,989,837
Total equity	432,184,321	21,323	421,702,382	$ 437,829,273	$ 454,041,726
Total liabilities and equity	1,793,920,957	$ 88,509	1,564,185,960
Telekom Austria [Member]
Assets [Abstract]
Current assets	37,066,173		27,224,829
Non-current assets	146,445,867		132,242,415
Total assets	183,512,040		159,467,244
Liabilities and equity [Abstract]
Current liabilities	39,655,029		34,406,225
Non-current liabilities	59,851,427		56,285,251
Total liabilities	99,506,456		90,691,476
Equity attributable to equity holders of the parent	42,713,480		40,127,194
Non-controlling interest	41,292,104		28,648,574
Total equity	84,005,584		68,775,768
Total liabilities and equity	$ 183,512,040		$ 159,467,244